T. ROWE PRICE TAX-FREE HIGH YIELD FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.2%
Alabama 1.7%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)	3,695	2,475
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/43 (1)	2,865	1,872
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 6.875%, 1/1/43 (1)	2,000	1,314
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 7.50%, 1/1/47 (1)	3,580	2,355
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (2)	14,500	16,163
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (2)	23,000	25,773
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
4.50%, 5/1/32 (3)	2,545	2,553
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
5.25%, 5/1/44 (3)	23,300	23,781
		76,286

Alaska 0.0%
Alaska Housing Fin. , Series A, VRDN, 0.13%, 6/1/32 (4)	1,075	1,075
		1,075

Arizona 1.5%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 1.77%, 1/1/37	2,750	2,573
Arizona HFA, Banner Health, Series C, VRDN, 0.05%, 1/1/46	1,800	1,800
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (3)	925	807
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (3)	1,600	1,309
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (3)	1,325	1,312
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (3)	1,175	1,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (3)	4,350	4,304
Arizona IDA, Odyssey Preparatory Academy, 5.25%, 7/1/37 (3)	3,000	3,089
Arizona IDA, Odyssey Prepatory Academy, 5.50%, 7/1/52 (3)	3,400	3,480
Maricopa County PCR, El Paso Electric, Series A, 4.50%,
8/1/42	3,250	3,341
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34	3,700	3,252
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40	6,000	5,150
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/29 (5)	7,985	10,762
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/30 (5)	7,340	10,080
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/33 (5)	1,250	1,792
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/44	1,000	989
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/49	600	587
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/59	2,120	2,035
Pima County IDA, American Leadership Academy, 4.75%,
6/15/37 (3)	5,250	4,807
Pima County IDA, Tucson Electric Power, San Juan, Series A,
4.95%, 10/1/20	810	819
Salt Verde Financial, 5.00%, 12/1/32	3,550	4,475
		67,888
Arkansas 0.4%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (3)(4)	19,600	16,850
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35	915	1,005
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35	1,210	1,329
		19,184
California 3.6%
California Housing Fin. , Series 2, Class A, 4.00%, 3/20/33	6,306	6,434
California Housing Fin. , Series A, 4.25%, 1/15/35	3,547	3,669

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/46 (3)	3,000	3,005
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (4)	15,215	16,497
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49	3,000	3,234
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52	2,500	2,690
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (3)	3,500	3,511
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3)	3,000	3,203
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (3)	4,000	4,078
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (3)	8,250	8,375
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	13,000	13,343
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	18,595	19,059
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29	2,000	2,148
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34	1,075	1,210
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39	1,000	1,099
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49	500	538
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/42	5,250	5,434
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/47	850	878
California Statewide Fin. Auth. , Tobacco Industry, Series A,
6.00%, 5/1/43	1,500	1,512
Chula Vista Ind. Dev. , San Diego Gas & Electric, Series C,
5.875%, 2/15/34	2,000	2,008
Chula Vista Ind. Dev. , San Diego Gas & Electric, Series D,
5.875%, 1/1/34	5,000	5,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Tobacco Industry,
Series A-2, 5.30%, 6/1/37	33,050	33,450
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27	300	317
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28	410	432
Los Angeles Department of Water & Power System, Power
System, Series A-1, VRDN, 0.04%, 7/1/35	1,600	1,600
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 1.68%, 7/1/27	8,000	7,556
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , 7.00%, 12/1/31 (Prerefunded 12/1/21) (6)	1,600	1,758
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , 7.00%, 12/1/31 (Prerefunded 12/1/21) (6)	300	330
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , Series E, 7.25%, 12/1/40 (Prerefunded 12/1/21) (6)	2,850	3,142
San Mateo, Community Fac. Dist. No. 2008-1, 6.00%, 9/1/42	1,500	1,587
Santa Margarita Water Dist. , Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43	2,400	2,570
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/34 (7)	1,975	2,597
		162,284

Colorado 5.0%
Arista Metropolitan Dist. , Series A, GO, 5.00%, 12/1/38	2,480	2,444
Arista Metropolitan Dist. , Series A, GO, 5.125%, 12/1/48	7,000	6,742
Bellview Station Metropolitan Dist. No. 2, GO, 5.00%, 12/1/36	500	482
Bellview Station Metropolitan Dist. No. 2, GO, 5.125%, 12/1/46	2,375	2,248
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48	8,670	8,408
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47	1,225	1,188
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39	750	687
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49	2,250	1,967
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.25%,
12/1/38	1,000	954
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.375%,
12/1/48	3,250	3,049
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37	1,250	1,251
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47	4,500	4,427
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47	2,000	1,918
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (3)	3,500	3,171
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/36 (3)	1,000	955
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/46 (3)	1,395	1,265
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31	1,300	1,225
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37	1,675	1,535
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/33	1,415	1,347
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/39	2,250	2,062
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/37	500	479
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/47	2,700	2,454
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (3)	1,460	1,447
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (3)	1,365	1,350
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (3)	4,145	4,139
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	950	939
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	8,830	8,651
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	14,305	13,793
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	6,775	6,369
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33	3,040	2,972
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	2,200	2,058
Cornerstar Metropolitan Dist. , Series A, GO, 5.125%, 12/1/37	500	484
Cornerstar Metropolitan Dist. , Series A, GO, 5.25%, 12/1/47	2,600	2,473
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (4)	33,690	33,412
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	1,290	1,255
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/37	1,695	1,637
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47	3,970	3,750
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	4,905	4,570
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46	2,830	2,573
Park Creek Metropolitan Dist. , Property Tax, Series A, 5.00%,
12/1/45	19,500	22,427
Public Auth. for Colorado Energy, 6.25%, 11/15/28	6,025	7,518
Public Auth. for Colorado Energy, 6.50%, 11/15/38	16,635	24,889
Rampart Range Metropolitan Dist. No. 1, 5.00%, 12/1/47 (2)	7,350	8,808
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37	1,000	956
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/47	3,050	2,825
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28	534	516
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43	1,000	936
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/36	810	784
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/46	1,600	1,478
STC Metropolitan Dist. No. 2, GO, 4.00%, 12/1/29	1,000	935
STC Metropolitan Dist. No. 2, GO, 5.00%, 12/1/49	1,000	909
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38	850	810
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/29 (2)	375	440
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/32 (2)(8)	750	930
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/35 (2)(8)	300	367
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/50 (2)(8)	1,500	1,795
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37	1,000	990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47	3,500	3,233
		223,676
Connecticut 1.7%
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/46 (3)	1,000	905
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/53 (3)	1,600	1,423
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/44	3,625	3,439
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/49	3,855	3,603
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/31	3,945	3,847
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/32	4,140	4,005
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/33	2,595	2,496
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/34	1,815	1,742
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/43	10,250	9,310
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,380	15,532
Connecticut Housing Single Family and Multi-Family, Tender
Option Bond Trusts Receipts, Series 2016-XF0492, RIB, VR,
8.27%, 5/15/42 (3)(4)	5,000	5,017
Hamden Town, Whitney Center Project, 5.00%, 1/1/40	9,000	7,971
Hamden Town, Whitney Center Project, 5.00%, 1/1/50	9,000	7,544
Mashantucket Western Pequot Tribe, PIK, 6.05%, 7/1/31 (1)(9)	25,023	1,627
Mohegan Tribe Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (3)	4,860	4,927
Mohegan Tribe Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (3)	3,140	3,219
		76,607
Delaware 1.4%
Delaware Economic Dev. Auth. , Indian River Power, 5.375%,
10/1/45	11,835	11,864
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37	1,000	1,148
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	6,210	6,929

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	2,570	2,827
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	3,400	3,742
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/28
(Prerefunded 7/1/23) (6)	4,000	4,557
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/32
(Prerefunded 7/1/23) (6)	3,250	3,703
Delaware State Economic Dev. Auth. , Newark Chater School,
4.00%, 9/1/30	250	276
Delaware State Economic Dev. Auth. , Newark Chater School,
5.00%, 9/1/40	1,300	1,471
Delaware State Economic Dev. Auth. , Newark Chater School,
5.00%, 9/1/50	1,750	1,946
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/48	2,725	2,428
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/53	4,350	3,817
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/58	3,685	3,164
Kent County, CHF Dover and Delaware Univ. Project, 5.00%,
7/1/32	260	255
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/40	750	692
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36	11,045	10,799
Sussex County, NRG Energy, Indian River, 6.00%, 10/1/40	5,000	5,040
		64,658

District of Columbia 1.7%
District of Columbia, American Society Hematology, 5.00%,
7/1/42	5,095	5,513
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32	2,125	2,216
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/36	3,000	3,239
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/41	1,945	2,071
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/46	2,885	3,052
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	2,895	2,637
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	5,135	4,500
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	12,065	10,250
District of Columbia, Methodist Home of D. C. , Series A-R,
5.125%, 1/1/35	1,565	1,317
District of Columbia, Methodist Home of D. C. , Series A-R,
5.25%, 1/1/39	1,015	835
District of Columbia Tobacco Settlement Fin. , Series A,
Zero Coupon, 6/15/46	31,185	5,653
District of Columbia Tobacco Settlement Fin. , Series B,
Zero Coupon, 6/15/46	23,000	2,560
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	14,000	17,228
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (2)	12,805	7,415
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/38	10,000	4,718
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/39	2,000	901
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/40	5,000	2,152
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (7)	1,000	1,233
		77,490

Florida 3.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	240	195
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49	9,450	7,161
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series A, 5.00%, 12/1/44	15,500	16,853
Boggy Creek Improvement Dist. , Special Assessment,
Series 2013, 5.125%, 5/1/43	9,875	9,990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Celebration Pointe Community Dev. Dist. No. 1, Alachua County,
5.00%, 5/1/32 (3)	1,140	1,173
Celebration Pointe Community Dev. Dist. No. 1, Alachua County,
5.00%, 5/1/48 (3)	3,095	3,092
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	710	732
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 5.125%, 5/1/45	955	966
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	415	425
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	12,160	13,181
Double Branch Community Dev. Dist. , Special Assessment,
Series A-1, 4.00%, 5/1/25	250	269
Fishhawk Community Dev. Dist. IV, Special Assessment, 7.25%,
5/1/43	2,115	2,307
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (3)	12,445	10,797
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A1,
4.75%, 6/1/38 (3)	3,150	2,771
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/30	1,150	1,296
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/31	2,670	2,994
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/32	1,750	1,953
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/36	1,000	1,102
Highland County HFA, Aventis Health Care, Series I-3, VRDN,
0.13%, 11/15/33	620	620
Jacksonville, Educational Fac. , Series B, 5.00%, 6/1/53 (3)	9,690	8,231
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (3)	1,200	1,280
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (3)	1,505	1,614
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 4.00%, 5/1/22	230	232

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37	3,650	3,840
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47	4,600	4,826
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36	1,805	1,878
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46	3,590	3,731
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.30%, 5/1/39	1,000	1,040
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.45%, 5/1/48	1,725	1,810
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (3)	325	298
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (3)	1,000	888
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (3)	1,490	1,292
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (3)	9,250	7,694
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (4)(6)	2,000	2,206
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	1,950	1,939
Palm Beach County HFA, Sinai Residences Boca Raton,
Series A, IDRB, 7.50%, 6/1/49	4,750	4,928
Pinellas County IDA, Foundation for Global Understanding,
IDRB, 5.00%, 7/1/39	1,375	1,344
Pinellas County IDA, Foundation for Global Understanding,
Series 2019, IDRB, 5.00%, 7/1/29	1,040	1,074
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37	1,385	1,302
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42	1,600	1,458
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47	3,205	2,871
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52	6,770	5,972
Sumter County IDA, Central Florida Health Alliance, Series A,
IDRB, 5.25%, 7/1/44	6,170	6,669
Tampa, Univ. of Tampa, 5.00%, 4/1/40	2,500	2,720

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tampa, Univ. of Tampa, 5.00%, 4/1/45	6,120	6,614
Tolomato Community Dev. Dist. , Special Assessment,
Series 2015-1, STEP, 5/1/40	960	838
Tolomato Community Dev. Dist. , Special Assessment,
Series 2015-2, STEP, 5/1/40	590	396
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-3, 6.61%, 5/1/40 (1)(10)	640	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (1)(10)	155	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.65%, 5/1/40 (1)(10)	160	—
Tolomato Community Dev. Dist. , Special Assessment,
Series A-4, STEP, 5/1/40	235	175
Village Community Dev. Dist. No. 10, Special Assessment,
5.00%, 5/1/32	2,265	2,365
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/24	1,630	1,721
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/43	4,340	4,546
Village Community Dev. Dist. No. 10, Special Assessment,
5.75%, 5/1/31	3,535	3,821
Village Community Dev. Dist. No. 10, Special Assessment,
6.00%, 5/1/44	4,400	4,796
Village Community Dev. Dist. No. 9, Special Assessment,
5.25%, 5/1/31	1,205	1,245
Village Community Dev. Dist. No. 9, Special Assessment,
5.50%, 5/1/42	1,595	1,650
		177,181

Georgia 2.6%
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	3,000	3,253
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	16,725	17,790
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40	10,770	11,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (3)	3,450	3,076
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (3)	2,750	2,400
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/42	5,400	6,145
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/45	5,535	6,267
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.50%, 2/15/42	10,000	12,162
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health System, RAC, 5.00%, 8/1/47	4,970	5,489
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.00%, 6/15/27 (3)	400	402
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.75%, 6/15/37 (3)	1,540	1,554
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.875%, 6/15/47 (3)	2,500	2,495
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 6.00%, 6/15/52 (3)	1,535	1,540
Main Street Natural Gas, Series A, 5.00%, 5/15/49	3,000	3,794
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (3)	3,465	3,592
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/37 (3)	2,795	2,795
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/47 (3)	11,000	10,525
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49	12,455	13,376
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44	9,575	9,896
		118,028

Hawaii 0.1%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	1,300	1,407
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living, 5.25%,
11/15/37	2,100	2,263
		3,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	5,000	5,419
Power County PCR, FMC Corp. , 6.45%, 8/1/32 (4)	4,570	4,590
		10,009

Illinois 7.8%
Chicago, Series 2005D, GO, 5.50%, 1/1/40	12,000	12,236
Chicago, Series 2007E, GO, 5.50%, 1/1/35	1,500	1,544
Chicago, Series A, GO, 5.00%, 1/1/39	1,300	1,292
Chicago, Series A, GO, 5.00%, 1/1/40	3,000	2,969
Chicago, Series A, GO, 5.50%, 1/1/35	4,000	4,200
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (11)	10,000	7,743
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/34 (2)	1,000	1,141
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/35 (2)	1,000	1,136
Chicago Board of Ed. , School Reform, Series A, GO,
Zero Coupon, 12/1/23 (11)	2,000	1,826
Chicago Board of Ed. , School Reform, Series B-1, GO,
Zero Coupon, 12/1/27 (11)	15,525	12,284
Chicago Board of Ed. , School Reform, Series B-1, GO,
Zero Coupon, 12/1/29 (2)	14,205	11,131
Chicago Midway Int'l Airport, Series B, 5.00%, 1/1/46	4,700	5,136
Chicago O'Hare Int'l Airport, 5.625%, 1/1/35
(Prerefunded 1/1/21) (6)	8,470	8,735
Chicago O'Hare Int'l Airport, Unrefunded Balanced, 5.625%,
1/1/35	2,030	2,078
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.75%,
1/1/38	12,000	12,679
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33	1,000	1,132
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34	1,000	1,130
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35	1,000	1,127
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39	1,500	1,676
Chicago Waterworks, 5.00%, 11/1/25	2,000	2,310
Chicago Waterworks, 5.00%, 11/1/44	2,650	2,797

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chicago Waterworks, Series A-1, 5.00%, 11/1/27	1,345	1,512
Illinois, GO, 5.00%, 2/1/28	4,250	4,305
Illinois, GO, 5.00%, 5/1/34	2,000	2,013
Illinois, GO, 5.125%, 5/1/22	500	509
Illinois, GO, 5.25%, 2/1/33	4,000	4,064
Illinois, GO, 5.25%, 2/1/34	3,100	3,144
Illinois, GO, 5.375%, 5/1/23	1,100	1,131
Illinois, GO, 5.50%, 5/1/24	1,000	1,032
Illinois, GO, 5.50%, 5/1/25	1,800	1,866
Illinois, GO, 5.50%, 7/1/38	8,500	8,672
Illinois, Series A, GO, 5.00%, 10/1/31	2,500	2,530
Illinois, Series B, GO, 5.00%, 12/1/23	9,450	9,647
Illinois, Series B, GO, 5.00%, 10/1/31	2,300	2,328
Illinois, Series B, GO, 5.00%, 10/1/32	3,140	3,178
Illinois, Series D, GO, 5.00%, 11/1/25	1,000	1,020
Illinois, Series D, GO, 5.00%, 11/1/28	6,965	7,064
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (4)	1,750	1,750
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	14,000	12,507
Illinois Fin. Auth. , Admiral at the Lake, 5.125%, 5/15/38	11,000	9,547
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/42	2,000	1,706
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/54	12,000	9,734
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/36	1,400	1,275
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/40	1,250	1,108
Illinois Fin. Auth. , Franciscan Communities, 5.25%, 5/15/47
(Prerefunded 5/15/23) (6)	885	1,011
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/37	3,855	3,521
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/47	1,555	1,330
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (6)	190	216
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, 5.25%, 5/15/47	6,115	5,468
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, Series A, 5.125%, 5/15/43	1,310	1,164
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-1,
VRDN, 0.05%, 8/15/42	5,200	5,200
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-4,
VRDN, 0.06%, 8/15/42	3,255	3,255
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/45	1,200	1,079
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/50	3,250	2,880
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/34	1,695	1,997
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/36	2,465	2,883
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/41	3,370	3,909
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/35	5,000	5,537
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/44	5,000	5,401
Illinois Fin. Auth. , Three Crowns Park, 5.00%, 2/15/32	1,150	987
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/37	800	672
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/47	4,100	3,161
Illinois Fin. Auth. , Villa Saint Benedict, 6.125%, 11/15/35	3,525	3,596
Illinois Fin. Auth. , Villa Saint Benedict, 6.375%, 11/15/43	4,000	4,091
Lombard Public Fac. , Series A-2, 5.50%, 1/1/30 (3)(12)	2,225	2,148
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
12/15/45	750	730
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50	22,100	21,230
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, 5.00%, 6/15/57	9,830	9,345
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 12/15/30 (11)	3,840	2,565
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 12/15/33 (11)	60,550	34,391
Railsplitter Tobacco Settlement Auth. , 6.00%, 6/1/28
(Prerefunded 6/1/21) (6)	13,560	14,338
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (11)	7,500	10,053

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (3)	4,175	4,107
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (3)	8,105	7,486
		351,695

Indiana 2.8%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (4)	1,770	1,661
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/36	9,000	10,370
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/41 (Prerefunded 3/1/22) (6)	4,250	4,602
Indiana Fin. Auth. , Greencroft Obligated Group, Series A,
7.00%, 11/15/43	8,000	8,411
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%,
7/1/48 (4)	18,975	19,743
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%,
1/1/51 (4)	15,000	15,693
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/32	3,000	3,059
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	12,405	12,465
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	6,115	5,496
Indianapolis Airport Auth. , United Airlines, Series A, 6.50%,
11/15/31 (4)(10)(13)	9,846	3
Shoals, National Gypsum, 7.25%, 11/1/43 (4)	4,250	4,422
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4)	7,400	7,856
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (4)	10,000	10,554
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (6)	6,170	6,735
Whiting, BP Products, VRDN, 5.00%, 12/1/44
(Tender 6/5/26) (4)	13,575	15,522
		126,592

Iowa 0.3%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	4,425	4,378
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	4,250	4,292
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (3)	855	884
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	3,485	3,496
		13,050

Kansas 0.1%
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/30	1,270	1,333
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/32	1,150	1,197
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/39	1,175	1,204
		3,734

Kentucky 2.3%
Kentucky Economic DFA, Baptist Life Communities, Series
2016, 6.25%, 11/15/46	3,500	2,264
Kentucky Economic DFA, Baptist Life Communities, Series
2016A, 6.375%, 11/15/51	5,850	3,706
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (2)	3,200	3,599
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (2)	4,375	4,571
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/46	7,100	5,765
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/51	4,675	3,714
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42	4,500	4,135
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45	2,350	2,166
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	4,100	4,339
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	5,100	5,351
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	8,100	8,396
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	7,625	8,115
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	14,100	14,642
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,900	2,996
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	10,000	10,389
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series A, VRDN, 0.22%, 1/1/29 (4)	500	500
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series B, VRDN, 0.17%, 1/1/29 (4)	16,800	16,800
		101,448

Louisiana 1.9%
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (3)	2,400	2,439
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (3)	2,805	2,824
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth. , Westlake Chemical, 3.50%, 11/1/32	23,000	22,771
New Orleans Aviation Board, Series A, 5.00%, 1/1/40	4,900	5,480
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (4)	1,000	1,109
New Orleans Aviation Board, Series B, 5.00%, 1/1/43 (4)	2,000	2,266
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (4)	7,700	8,674
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (4)	600	717
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (4)	500	594
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (4)	300	354
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (4)	650	764
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (4)	750	876
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (4)	810	938
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (4)	650	750
New Orleans Sewerage Service, 5.00%, 6/1/33	1,445	1,699
New Orleans Sewerage Service, 5.00%, 6/1/40	2,735	3,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/45	1,750	2,010
New Orleans Water System, 5.00%, 12/1/40	6,750	7,757
New Orleans Water System, 5.00%, 12/1/45	5,505	6,283
Saint Charles Parish, Shell Oil Project, VRDN, 0.11%, 9/1/23 (4)	1,200	1,200
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (3)	1,650	1,740
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3)	4,290	4,679
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 12/1/40
(Tender 6/1/30) (3)	2,630	2,868
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (3)	5,350	5,864
		87,817

Maine 0.1%
Maine HHEFA, Maine General Medical Center, 6.00%, 7/1/26	2,000	2,063
Maine HHEFA, Maine General Medical Center, 6.75%, 7/1/36	4,000	4,120
		6,183

Maryland 4.8%
Anne Arundel County, Annapolis Area Christian School,
Series A, 5.50%, 7/1/23	505	514
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33	2,555	2,648
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43	4,965	5,137
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	6,955	6,299
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	21,530	19,113
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/27	1,500	1,600
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/28	2,000	2,147
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	11,535	12,190
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	1,860	1,956
Maryland Economic Dev. , Baltimore City, Series A, 5.00%,
6/1/58	5,100	5,122

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/25	2,100	2,239
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (3)	2,400	2,598
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/33 (3)	2,540	2,692
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/27 (4)	3,435	3,395
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (4)	1,500	1,480
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (4)	300	297
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/27 (4)	500	495
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/30 (4)	1,000	984
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/32 (4)	2,050	2,014
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	1,000	1,020
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/23	1,000	1,053
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/24	500	533
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/25	1,000	1,077
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,081
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,500	1,628
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/30	1,000	1,069
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/32	1,000	1,050
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/35	2,585	2,677
Maryland HHEFA, 5.00%, 7/1/39	5,000	5,452
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	6,860	7,642

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	20,675	22,213
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	3,500	3,663
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (6)	3,000	3,100
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (6)	4,000	4,133
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	1,000	1,071
Maryland HHEFA, City Neighbors Charter School, Series A,
6.75%, 7/1/44	2,850	3,025
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	600	673
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,525	1,702
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,800	2,004
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35	1,605	1,781
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,659
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	1,000	1,079
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29	2,640	3,029
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	9,725	10,479
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (6)	11,910	14,171
Montgomery County, Friends House Retirement Community,
5.00%, 7/1/39	325	287
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	6,500	5,751
Prince George's County, National Harbor, 5.20%, 7/1/34	2,800	2,808
Prince George's County, Suitland-Naylor Road, 4.75%,
7/1/36 (3)	1,750	1,693
Prince George's County, Suitland-Naylor Road, 5.00%,
7/1/46 (3)	2,500	2,423
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	1,060	984
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Rockville City, Ingleside at King Farm, 3.50%, 11/1/26	2,080	1,952
Rockville City, Ingleside at King Farm, 5.00%, 11/1/29	500	506
Rockville City, Ingleside at King Farm, 5.00%, 11/1/32	500	496
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/31	1,500	1,501
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/37	2,010	1,926
Rockville City, Ingleside at King Farm, Series A2, 5.00%,
11/1/35	1,000	975
Rockville City, Ingleside at King Farm, Series B, 4.25%, 11/1/37	395	335
Rockville City, Ingleside at King Farm, Series B, 4.50%, 11/1/43	1,970	1,644
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,400	3,153
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/47	6,065	5,503
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,396
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,470
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	2,040	2,076
Westminster, Miller's Grant Lutheran Village, Series A, 6.25%,
7/1/44	3,645	3,706
		217,569

Massachusetts 0.8%
Massachusetts Dev. Fin. Agency, Boston Univ. , Series P-AGC-
ICC, 5.45%, 5/15/59 (7)	2,525	3,277
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.00%,
11/15/38 (3)	2,690	2,379
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.125%,
11/15/46 (3)	3,700	3,190
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36	605	629
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43	3,290	3,418
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/37 (3)	4,500	4,552
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/47 (3)	6,625	6,508
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/57 (3)	13,000	12,531
		36,484

Michigan 3.7%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/37	1,000	1,111
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/41	5,695	6,237
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/47	15,895	17,215
Detroit City, GO, 5.00%, 4/1/29	725	769
Detroit City, GO, 5.00%, 4/1/30	700	738
Detroit City, GO, 5.00%, 4/1/31	750	786
Detroit City, GO, 5.00%, 4/1/32	850	886
Detroit City, GO, 5.00%, 4/1/33	1,200	1,243
Detroit City, GO, 5.00%, 4/1/37	2,100	2,144
Detroit City, GO, 5.00%, 4/1/38	1,400	1,425
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/32	1,000	1,078
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/39 (2)	2,000	2,181
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	6,000	6,551
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/39	17,685	19,017
Detroit Water Supply System, Series A, 5.25%, 7/1/41
(Prerefunded 7/1/21) (6)	1,000	1,054
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/32	2,110	1,976
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/37	1,190	1,063
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/47	2,775	2,329
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/52	1,185	976
Great Lakes Water Auth. , Sewage Disposal System, Series C,
5.00%, 7/1/30	950	1,163

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Great Lakes Water Auth. , Sewage Disposal System, Series C,
5.00%, 7/1/36	24,000	28,778
Karegnondi Water Auth. , Water Supply System, Series A,
5.25%, 11/1/40	20,000	22,907
Michigan Fin. Auth. , Great Lakes, Series C-2, 5.00%, 7/1/44 (4)	1,220	1,275
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34	4,140	4,897
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35	6,190	7,312
Michigan Tobacco Settlement Fin. Auth. , Series A, 6.00%,
6/1/48	11,785	11,785
Michigan Tobacco Settlement Fin. Auth. , Series B, Zero
Coupon, 6/1/52	141,660	9,759
Wayne County Airport Auth. , Detroit Metropolitan Airport,
Series A, 5.00%, 12/1/42	5,220	5,600
Wayne County Airport Auth. , Detroit Metropolitan Airport,
Series B, 5.00%, 12/1/44	2,250	2,465
		164,720
Minnesota 0.0%
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/37	520	500
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/49	1,000	918
		1,418
Mississippi 0.1%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	4,610	4,983
		4,983

Missouri 1.5%
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37	2,000	1,893
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42	1,700	1,557
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50	4,000	3,535
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34	1,400	1,405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35	1,100	1,103
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46	6,500	6,201
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	4,750	4,406
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	15,500	13,857
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30	1,000	973
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35	700	662
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45	1,700	1,547
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.00%, 12/1/35	2,000	1,809
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	2,125	1,822
Saint Louis IDA, Ballpark Village, Series A, IDRB, 3.875%,
11/15/29	925	811
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	2,740	2,283
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	2,950	2,420
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.125%, 6/1/46	5,330	5,794
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.375%, 6/1/43	14,650	16,164
		68,242

Montana 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37	685	642
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47	7,250	6,466
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52	7,350	6,457
		13,565

Nebraska 0.4%
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/30	3,500	4,336
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/35	10,570	13,468
		17,804

Nevada 0.6%
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/34	1,760	1,854
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/39	2,615	2,731
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/44	3,745	3,884
Las Vegas Redev. Agency, 5.00%, 6/15/30	415	481
Las Vegas Redev. Agency, 5.00%, 6/15/40	4,525	5,071
Las Vegas Redev. Agency, 5.00%, 6/15/45	7,950	8,786
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (2)	200	240
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36	250	279
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37	500	555
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (2)	100	118
Reno, Retrac-Reno Transportation, Series A, 5.00%, 6/1/48	500	544
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (3)	19,000	2,040
		26,583

New Hampshire 0.5%
National Fin. Auth. , Vista Project, Series 2020-1, Class A,
4.125%, 1/20/34	5,327	5,452
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.25%, 7/1/39 (3)	1,570	1,400
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.625%, 7/1/46 (3)	875	785
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.75%, 7/1/54 (3)	2,185	1,969
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (3)	1,715	1,424
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (3)	4,220	3,169
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (3)	2,550	2,053
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36	800	822
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40	750	763
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46	6,110	6,168
		24,005

New Jersey 4.2%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)	4,235	4,360
New Jersey Economic Dev. Auth. , Barnabas Health, Series A,
Zero Coupon, 7/1/26 (11)(14)	2,500	2,376
New Jersey Economic Dev. Auth. , Beloved Community Charter
School Project, 5.00%, 6/15/49 (3)	1,000	1,000
New Jersey Economic Dev. Auth. , Continental Airlines, 5.25%,
9/15/29 (4)	5,000	4,938
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (4)	9,000	9,039
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	3,000	3,294
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (4)	7,615	8,234
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (4)	1,500	1,625
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (4)	17,000	18,530
New Jersey Economic Dev. Auth. , Lions Gate, 4.375%, 1/1/24	1,000	953
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	1,035	965
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	1,980	1,762
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	4,900	4,213
New Jersey Economic Dev. Auth. , Middlesex Water, 4.00%,
8/1/59 (4)	2,375	2,645
New Jersey Economic Dev. Auth. , Middlesex Water, 5.00%,
8/1/59 (4)	2,025	2,473
New Jersey Economic Dev. Auth. , New Jersey Transit
Transportation, 4.00%, 11/1/44	5,000	4,574
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/37 (4)	13,195	14,000
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/47 (4)	15,080	15,718
New Jersey Economic Dev. Auth. , Rowan Univ. Student
Housing, Series A, 5.00%, 1/1/48	6,860	6,554
New Jersey Economic Dev. Auth. , Special Assessment,
Kapkowski Road Landfill, 5.75%, 10/1/21	1,600	1,605
New Jersey Economic Dev. Auth. , UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4)	1,250	1,320
New Jersey Economic Dev. Auth. , UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4)	1,750	1,848
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37
(Prerefunded 7/1/21) (6)	8,000	8,462
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.50%,
7/1/43	4,000	4,318
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/35	1,000	1,109
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31	1,000	1,232
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.75%, 12/1/28 (4)	765	802
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.875%, 12/1/33 (4)	1,000	1,049
New Jersey Higher Ed. Student Assistance Auth. , Series 1B,
4.75%, 12/1/43 (4)	7,000	7,347
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	11,625	12,441
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bonds, 5.25%, 6/15/43	3,425	3,595
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series A, Zero Coupon, 12/15/28	15,000	10,532
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series C, Zero Coupon, 12/15/30 (11)	4,520	3,007
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series C, Zero Coupon, 12/15/31 (11)	3,395	2,151
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	18,900	21,092
		189,163

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New York 5.4%
Brookhaven Local Dev. , Jeffersons Ferry, 5.25%, 11/1/36	1,500	1,537
Brooklyn Arena Local Dev. , Barclays Center, Series A, 4.00%,
7/15/29 (2)	1,500	1,630
Brooklyn Arena Local Dev. , Barclays Center, Series A, 4.00%,
7/15/35 (2)	3,250	3,409
Build New York City Resource, Inwood Academy Leadership,
Series A, 5.50%, 5/1/48 (3)	500	505
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(4)	900	925
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)(4)	12,500	12,851
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (3)	1,000	1,155
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series A, 5.00%, 1/1/56	6,450	6,313
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series B, Zero Coupon, 1/1/45	29,360	7,518
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series C, STEP, 1/1/55	9,620	8,149
Hudson Yards Infrastructure, Series A, 5.25%, 2/15/47
(Prerefunded 2/15/21) (6)	150	155
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	769	648
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	761	726
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	113	97
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	1,473	1,143
Nassau County IDA, Amsterdam at Harborside, Series A-4,
IDRB, 6.70%, 1/1/49	15,319	11,886
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	255	254
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (1)(10)	5,376	806
New York City, Series I-4, GO, VRDN, 0.06%, 4/1/36	5,200	5,200
New York City Municipal Water Fin. Auth. , Series DD-3B, VRDN,
0.07%, 6/15/43	1,160	1,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. , Series E-3, VRDN, 0.07%,
2/1/45	5,575	5,575
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3)	2,000	2,015
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3)	26,305	26,464
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	24,000	25,273
New York Liberty Dev. , Goldman Sachs, 5.25%, 10/1/35	28,865	37,858
New York State Dormitory Auth. , Montefiore Obligation Group,
4.00%, 9/1/39	1,200	1,238
New York State Dormitory Auth. , Montefiore Obligation Group,
4.00%, 9/1/40	850	875
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/30 (3)	1,200	1,395
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/34 (3)	1,000	1,144
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/36 (3)	1,700	1,920
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (4)	14,810	14,277
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (4)	15,725	15,125
Onondaga Civic Dev. , Saint Joseph's Hosp. Health Center,
5.00%, 7/1/42 (Prerefunded 7/1/22) (6)	8,930	9,786
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	2,000	2,146
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/36	7,500	7,541
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/42	8,000	8,053
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	900	935
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/34	1,685	1,723
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/44	1,835	1,849
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	13,495	14,546
		245,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

North Carolina 2.3%
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37	2,600	2,316
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40	5,365	4,757
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45	4,325	3,783
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 6.25%, 7/1/35	4,500	4,590
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47	1,150	997
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32	1,000	993
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37	2,000	1,977
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42	2,000	1,923
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	4,345	4,413
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/30	1,900	1,810
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/35	5,750	5,110
North Carolina Medical Care Commission, Salemtowne,
5.25%, 10/1/37	920	888
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45	11,750	11,363
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/31	1,750	1,729
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37	1,550	1,494
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/41	1,680	1,559
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37	2,100	2,002
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	14,785	16,497
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina Turnpike Auth. , 5.00%, 1/1/30	1,450	1,622
North Carolina Turnpike Auth. , 5.00%, 1/1/32	2,250	2,484
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/42	1,160	1,217
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/47	5,345	5,574
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/51	5,200	5,409
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/54	20,280	21,060
		105,567

Ohio 4.3%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	58,200	58,729
Cleveland Airport, Series A, 5.00%, 1/1/28 (Prerefunded
1/1/22) (6)	5,000	5,379
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/43	1,700	1,707
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/53	5,450	5,390
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42	4,500	4,726
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57	3,000	3,102
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52	19,945	21,322
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57	12,805	13,458
Franklin County, Ohio Living Communities, 6.125%, 7/1/40
(Prerefunded 7/1/22) (6)	435	487
Franklin County, Ohio Living Communities, Unrefunded
Balance, 6.125%, 7/1/40	6,865	7,109
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/44	5,050	4,589
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	4,520	4,121
Marion County, United Church Homes, 5.00%, 12/1/39	1,650	1,403
Marion County, United Church Homes, 5.125%, 12/1/49	1,825	1,475
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	5,000	5,089
Ohio, 4.00%, 1/15/38	1,065	1,173
Ohio, 4.00%, 1/15/39	2,000	2,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ohio, Series A, 5.00%, 1/15/50	2,500	2,924
Ohio Air Quality Dev. Auth. , AK Steel, 6.75%, 6/1/24 (4)	6,000	5,397
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	13,700	13,239
Ohio Air Quality Dev. Auth. , Vanadium Project, 5.00%,
7/1/49 (3)(4)	17,200	16,389
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (3)	2,500	2,045
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	1,000	1,069
Southeastern Ohio Port Auth. , Memorial Health, 6.00%, 12/1/42	10,100	10,443
		192,952

Oklahoma 1.0%
Norman Regional Hosp. Auth. , 4.00%, 9/1/45	4,250	4,369
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
VR, 6.00%, 4/1/30	825	781
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.00%, 4/1/33	1,000	810
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.125%, 4/1/42	3,000	2,217
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.875%, 4/1/30	3,360	3,162
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series B, VR, 5.75%, 4/1/27	645	618
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	5,590	6,107
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	9,050	9,868
Tulsa Airport Improvement Trust, Series C, 5.50%, 12/1/35 (4)	11,000	10,261
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.00%,
11/15/31	1,870	1,891
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/37	1,250	1,260
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/45	1,375	1,361
		42,705

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Oregon 0.2%
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/32	500	522
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/37	500	512
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/47	1,400	1,401
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/52	1,500	1,490
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26	500	470
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31	350	340
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36	455	420
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/46	1,290	1,115
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/51	1,125	955
		7,225

Pennsylvania 3.5%
Allegheny County Ind. Dev. Auth. , United States Steel, 4.875%,
11/1/24	1,215	1,091
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (3)	7,700	8,137
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/32 (3)	3,475	3,507
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/33 (3)	3,500	3,525
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.375%, 5/1/42 (3)	8,000	7,995
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2017, 5.00%, 5/1/42 (3)	9,000	8,976
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2018, 5.00%, 5/1/42 (3)	5,750	5,734
Butler County Hosp. Auth. , 5.00%, 7/1/35	8,395	9,155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Butler County Hosp. Auth. , 5.00%, 7/1/39	4,750	5,012
Delaware Valley Regional Fin. Auth. , Series A, 5.50%,
8/1/28 (15)	5,000	6,501
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30	820	851
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/34	1,000	1,016
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35	1,060	1,078
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/39	1,000	1,008
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/46	1,525	1,526
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47	7,500	7,504
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43	1,200	1,057
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48	1,300	1,119
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53	1,400	1,185
Lancaster County Hosp. Auth. , Brethren Village, 5.25%, 7/1/35	250	241
Lancaster County Hosp. Auth. , Brethren Village, 5.50%, 7/1/45	1,000	950
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , 5.00%, 9/1/43	5,050	5,678
Montgomery County IDA, Albert Einstein Healthcare, Series A,
IDRB, 5.25%, 1/15/45	14,230	15,011
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40	3,500	3,133
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50	11,975	10,511
Pennsylvania Economic DFA, Covanta Project, Green Bond,
3.25%, 8/1/39 (3)(4)	4,125	3,425
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (4)	7,500	7,529
Pennsylvania HEFA, Foundation Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 1.61%,
7/1/39(7)	6,000	5,468
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/32 (Prerefunded 7/1/22) (6)	1,620	1,773
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/41 (Prerefunded 7/1/22) (6)	6,500	7,113
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pennsylvania HEFA, Widener Univ. , 5.00%, 7/15/38	2,400	2,442
Pennsylvania HEFA, Widener Univ. , Series A, 5.50%, 7/15/38	2,825	2,921
Philadelphia Hosp. & HEFA, Children's Hosp. , Series B, VRDN,
0.06%, 7/1/25	3,500	3,500
Philadelphia Hosp. & HEFA, Temple Univ. Health System,
5.00%, 7/1/28	5,000	5,646
Philadelphia Hosp. & HEFA, Temple Univ. Health System,
5.00%, 7/1/30	1,000	1,115
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37	3,140	2,857
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42	2,125	1,860
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49	3,590	3,034
		160,184

Puerto Rico 5.6%
Puerto Rico, Series A, GO, 5.50%, 7/1/39 (10)(16)	3,800	2,190
Puerto Rico, Series A, GO, 8.00%, 7/1/35 (10)(16)	38,100	20,764
Puerto Rico, Series A-4, GO, 5.25%, 7/1/30 (2)	1,500	1,511
Puerto Rico Aqueduct & Sewer Auth. , Series A, 4.25%, 7/1/25	3,540	3,478
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	9,715	9,642
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	7,265	7,194
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%,
7/1/47 (7)	6,355	6,355
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	1,100	1,134
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/29	5,000	5,088
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	7,450	7,357
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	2,225	2,253
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	8,000	8,100
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	8,000	8,100
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	3,335	3,385
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.125%, 7/1/24	2,675	2,815
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (10)(16)	10,380	6,488

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.00%,
7/1/29 (10)(16)	11,095	6,823
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (10)(16)	120	74
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (10)(16)	1,450	895
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/29 (10)(16)	5,000	3,088
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/21 (10)(16)	1,860	1,144
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (10)(16)	170	105
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/26 (10)(16)	2,015	1,244
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (10)(16)	6,170	3,810
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (10)(16)	3,465	2,140
Puerto Rico Electric Power Auth. , Series SS, 5.00%, 7/1/24 (11)	5,000	5,036
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (10)(16)	595	366
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (10)(16)	2,285	1,405
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (10)(16)	765	470
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (10)(16)	925	569
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (10)(16)	120	74
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (10)(16)	3,805	2,340
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (10)(16)	14,800	9,102
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(10)(16)	575	355
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,

7/1/18 (10)(16)	495	302

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(10)(16)	210	130
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/35(10)(16)	4,381	2,705
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(10)(16)	1,000	618
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(10)(16)	1,435	893
Puerto Rico Electric Power Auth. , Series ZZ, 5.25%,
7/1/24(10)(16)	4	2
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17(10)(16)	140	81
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17(10)(16)	245	148
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19(10)(16)	2,480	1,500
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(10)(16)	195	120
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19(10)(16)	1,840	1,118
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23(10)(16)	525	324
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24(10)(16)	210	130
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26(10)(16)	4,830	2,983
Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.784%,
7/1/58	1,803	1,747
Puerto Rico Sales Tax Fin. , Restructured, Series A-2, GO,
4.536%, 7/1/53	23	22
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	19,368	19,542
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.55%,
7/1/40	74	73
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	4,351	4,234
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	23,025	23,042

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/27	7,474	5,894
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/29	12,161	8,797
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/31	28,382	18,646
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/33	14,232	8,528
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/51	1,556	293
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/46	63,204	16,331
		253,097

Rhode Island 0.3%
Central Falls Detention Fac. , 7.25%, 7/15/35 (1)(10)	10,815	1,947
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.50%, 9/1/28 (Prerefunded 9/1/23) (6)	3,000	3,505
Rhode Island Health & Ed. Building, Care New England,
Series A, 6.00%, 9/1/33 (Prerefunded 9/1/23) (6)	4,000	4,732
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36	5,000	5,110
		15,294

South Carolina 1.1%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (10)	207	198
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (10)	219	195
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (10)	4,078	1,649
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/42 (10)	14,847	2,759
Connector 2000 Assoc. , Series A-1, Zero Coupon, 7/22/51 (10)	19,977	1,487
Connector 2000 Assoc. , Series B-1, Zero Coupon, 1/1/32 (10)	1,203	350
Connector 2000 Assoc. , Series B-1, Zero Coupon, 7/22/51 (10)	6,187	268
Connector 2000 Assoc. , Series C-1, Zero Coupon, 7/22/51 (10)	2,198	93
South Carolina Jobs Economic Dev. Auth. , 8.00%, 12/6/29	2,000	1,850

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (3)(4)	850	759
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 6.00%, 2/1/35 (3)(4)	6,355	5,240
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 6.25%, 2/1/45 (3)(4)	12,775	10,032
South Carolina Public Service Auth. , Series A, 5.50%, 12/1/54	10,000	10,833
South Carolina Public Service Auth. , Series E, 5.25%, 12/1/55	12,250	13,368
		49,081

South Dakota 0.1%
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/28	1,435	1,475
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/30	1,535	1,560
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/32	1,370	1,374
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/42	2,000	1,892
		6,301

Tennessee 0.7%
Chattanooga Health, Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/35	2,750	2,756
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Series A, 5.00%, 1/1/26	2,730	2,977
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34	500	465
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42	2,000	1,906
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44	1,165	1,101
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49	3,250	3,025
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47	3,500	3,357
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	11,920	13,805
		29,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Texas 7.7%
Austin Airport, Series B, 5.00%, 11/15/41 (4)	550	618
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	850	841
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30	1,750	1,727
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31	1,400	1,383
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32	1,700	1,681
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33	3,125	3,089
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34	2,350	2,324
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28	500	482
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29	1,150	1,109
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32	2,150	2,022
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34	1,520	1,429
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	4,055	4,248
Central Texas Regional Mobility Auth. , 5.00%, 1/1/46	1,900	2,032
Clifton Higher Ed. Fin. , International Leadership, Series D,
6.125%, 8/15/48	16,000	17,076
Dallas/Fort Worth Int'l. Airport, United Parcel Service, VRDN,
0.24%, 5/1/32 (4)	8,450	8,450
Dallas/Fort Worth Intl. Airport, Series A, 5.00%, 11/1/32 (4)	5,250	5,706
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,700	1,837
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/44	7,000	7,462
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42	5,000	5,038
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4)	11,870	11,250
Gulf Coast IDA, ExxonMobil Project, IDRB, VRDN, 0.06%,
11/1/41	28,100	28,100
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38	510	490
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43	520	487
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 7.00%, 1/1/48 (Prerefunded 1/1/23) (6)	5,250	6,116
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. ,
Series C-2, VRDN, 0.06%, 12/1/27	1,300	1,300
Houston Airport, Series B-1, 5.00%, 7/15/30 (4)	7,100	7,083
Houston Airport, Series B-1, 5.00%, 7/15/35 (4)	9,555	9,259
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	1,400	1,553
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/30	1,690	1,850
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/40	2,910	3,025
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	6,660	6,794
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,075	2,257
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4)	5,500	5,572
Lower Neches Valley IDA, ExxonMobil Project, VRDN, 0.09%,
5/1/46	1,000	1,000
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30	6,000	6,218
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (3)(4)	15,025	15,135
Montgomery County Toll Road Auth. , 5.00%, 9/15/32	550	587
Montgomery County Toll Road Auth. , 5.00%, 9/15/33	570	606
Montgomery County Toll Road Auth. , 5.00%, 9/15/34	600	637
Montgomery County Toll Road Auth. , 5.00%, 9/15/35	560	592
Montgomery County Toll Road Auth. , 5.00%, 9/15/36	1,400	1,478
Montgomery County Toll Road Auth. , 5.00%, 9/15/38	1,305	1,372
Montgomery County Toll Road Auth. , 5.00%, 9/15/43	3,905	4,073
Montgomery County Toll Road Auth. , 5.00%, 9/15/48	3,925	4,072
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/29	5,845	5,918
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46	15,645	14,592
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (2)	3,120	3,354
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing Denton,
Series A1, 5.00%, 7/1/58 (2)	2,975	3,307
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/30	500	500
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35	1,520	1,525
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47	6,020	5,923
New Hope Cultural Ed. Fac. Fin. , Legacy Midtown Park, Series
A, 5.50%, 7/1/54	4,525	3,566
New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/36	550	525
New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/46	1,550	1,414
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36	500	395
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46	1,000	730
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52	1,000	710
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series B1, 3.25%, 11/15/22	165	153
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/31	1,000	906
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	465	414
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	1,000	875
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/34	1,000	863
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,500	1,226
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	6,000	4,736
New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37	1,700	1,526

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42	2,000	1,732
North Texas Tollway Auth. , 6.00%, 1/1/38
(Prerefunded 1/1/21) (6)	5,110	5,281
Port Beaumont Navigation Dist. , Jefferson Gulf Coast, 3.625%,
1/1/35 (3)(4)	2,075	1,854
Port Beaumont Navigation Dist. , Jefferson Gulf Coast, 4.00%,
1/1/50 (3)(4)	3,840	3,219
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.25%, 11/15/35 (1)(10)	900	630
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (1)(10)	2,875	2,013
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.625%, 11/15/41 (1)(10)	3,000	2,100
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/27	1,510	1,719
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/29	1,665	1,885
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	1,000	1,123
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	2,500	2,719
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	3,875	4,189
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	4,220	4,525
Tarrant County Cultural Ed. Fac. Fin. , Edgemere, Series A,
5.00%, 11/15/45	10,425	6,771
Tarrant County Cultural Ed. Fac. Fin. , MRC Stevenson Oaks,
Series A, 10.00%, 3/15/23 (3)	1,750	2,038
Tarrant County Cultural Ed. Fac. Fin. , Northwest Senior
Housing, 5.25%, 11/15/47	2,020	1,348
Tarrant County Cultural Ed. Fac. Fin. , Stayton at Museum Way,
Series A, 5.75%, 12/1/54	7,428	5,922
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	10,400	10,970
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	10,500	11,050
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	11,000	11,536

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/50 (4)	4,150	4,194
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/55 (4)	4,060	4,093
Texas Transportation Commission, State Highway 249 System,
5.00%, 8/1/57	11,045	11,653
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunde d 11/1/20) (6)	1,605	1,649
Travis County Health Fac. Dev. , Westminster Manor, 7.125%,
11/1/40 (Prerefunde d 11/1/20) (6)	2,000	2,055
Travis County Health Fac. Dev. , Westminster Manor,
Unrefunded Balanced, 7.00%, 11/1/30	110	112
		348,998
Utah 0.2%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (4)	3,000	3,381
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (4)	4,000	4,481
		7,862
Virgin Islands 0.1%
Virgin Islands PFA, Matching Fund, Series A, 6.00%, 10/1/39	5,000	4,363
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37	2,000	1,745
		6,108
Virginia 7.5%
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,250	2,932
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	7,300	7,378
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/46	15,835	16,975
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/51	14,795	15,805
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40	7,525	6,874

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/32	1,500	1,514
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/42	2,800	2,778
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	2,000	1,953
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 2.00%, 10/1/48 (1)(10)	1,103	97
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 6.00%, 6/1/43	5,343	4,990
New Port CDA, Special Assessment, 5.50%, 9/1/26 (1)(10)	821	345
New Port CDA, Special Assessment, 5.60%, 9/1/36 (1)(10)	978	411
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/35	4,020	4,021
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/46	5,150	4,907
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/49	3,250	3,075
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/35	6,250	6,360
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/46	4,270	4,284
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,148
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,250	1,432
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/35	2,000	2,283
Tobacco Settlement Financing, Capital Appreciation, Series C,
Zero Coupon, 6/1/47	27,000	4,480
Virginia College Building Auth. , Marymount Univ. , 5.00%,
7/1/45 (3)	5,000	4,474
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30 (3)	1,400	1,412
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/35 (3)	1,805	1,759
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/23 (3)	1,320	1,347
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/24 (3)	1,390	1,421
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/25 (3)	1,455	1,487
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/30 (3)	4,735	4,713
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/35 (3)	1,200	1,139
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/45 (3)	3,110	2,783
Virginia Small Business Fin. Auth. , 95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (4)	24,620	25,095
Virginia Small Business Fin. Auth. , 95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (4)	43,790	44,635
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
4.75%, 1/1/25 (4)	2,180	2,261
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 1/1/26 (4)	2,000	2,079
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/26 (4)	2,000	2,077
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (4)	22,950	23,638
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (4)	22,735	23,750
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/47 (4)	1,500	1,574
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/49 (4)	11,000	11,520
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/56 (4)	83,735	87,172
		338,378

Washington 0.7%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44	2,660	2,937
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	1,600	1,586

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.25%, 9/1/32	1,000	980
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	1,500	1,423
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (4)	3,000	3,037
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (3)	830	732
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (3)	1,900	1,583
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (3)	1,100	900
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (3)	225	204
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (3)	225	211
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (3)	650	584
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (3)	2,100	1,799
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (3)	3,250	2,831
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (3)	6,735	5,755
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (3)	2,975	2,612
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (3)	3,825	3,226
		30,400

West Virginia 0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (3)	2,450	2,470
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (3)	2,450	2,464
		4,934

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin 2.4%
Platteville Redev. Auth. , UW-Platteville Real Estate, 5.00%,
7/1/42	2,225	2,278
Public Fin. Auth. Ed. , Corvian Community School, Series A,
4.00%, 6/15/29 (3)	1,000	951
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/39 (3)	1,000	972
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/49 (3)	1,750	1,631
Public Fin. Auth. Ed. , Nevada State College, 5.00%, 5/1/55 (3)	6,400	5,292
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37	1,110	988
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41	1,660	1,438
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40	5,000	5,193
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/37	650	626
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/40	1,000	944
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/45	1,300	1,197
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	4,680	4,247
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (4)	6,000	6,345
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4)	5,000	5,026
Wisconsin PFA, Celanese, Series D, 4.05%, 11/1/30	2,500	2,469
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/30 (3)	800	801
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/38 (3)	1,725	1,638
Wisconsin PFA, Corvian Community School, Series A, 5.125%,
6/15/47 (3)	2,635	2,515
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/37 (3)	550	561
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/42 (3)	1,230	1,244
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/47 (3)	1,225	1,232

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/52 (3)	2,300	2,307
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/37	825	868
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/47	2,000	2,083
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/52	4,300	4,472
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4)	19,730	17,533
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (Prerefunded
6/22/20) (4)(6)	5,000	5,013
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	5,055	4,341
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	6,000	4,971
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	3,940	3,244
Wisconsin PFA, Senior Obligated Group, Series B, 5.00%,
7/1/42 (4)	3,500	3,546
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (3)	2,250	2,106
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (3)	2,000	1,838
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (3)	5,760	5,224
Wisconsin Univ. Hosp. & Clinics Auth. , Series B, VRDN, 0.06%,
4/1/48	2,600	2,600
		107,734

Total Municipal Securities (Cost $4,597,982)		4,485,108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
COMMON STOCKS 0.0%
Ingevity (10)	1	46
United Airlines Holdings (10)	—	9
Westrock	5	147
Total Common Stocks (Cost $213)		202
Total Investments in Securities 99.2%
(Cost $4,598,195)		$4,485,310
Other Assets Less Liabilities 0.8%		34,819
Net Assets 100.0%		$4,520,129

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $508,022 and represents 11.2% of net assets.
(4)	Interest subject to alternative minimum tax
(5)	Insured by Berkshire Hathaway Assurance Corporation
(6)	Prerefunded date is used in determining portfolio maturity.
(7)	Insured by Assured Guaranty Corporation
(8)	When-issued security
(9)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10)	Non-income producing
(11)	Insured by National Public Finance Guarantee Corporation
(12)	Insured by ACA Financial Guaranty Corporation
(13)	Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14)	Escrowed to maturity
(15)	Insured by AMBAC Assurance Corporation
(16)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
RIB	Residual-Interest Bonds
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 4,485,108	$ —	$ 4,485,108
Common Stocks	202	—	—	202
Total	$202	$ 4,485,108	$ —	$ 4,485,310

[1] Includes Municipal Securities.